Registration No. 333-112626

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 16

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 94

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

John E. Deitelbaum

Corporate Vice President, Assistant Secretary & Associate General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on May 1, 2007 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	on pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment. Such effective date shall be December 22, 2009.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 15 to Registration Statement No. 333-112626 filed pursuant to Rule 485(a) under the Securities Act of 1933 on October 1, 2009. The contents of Post-Effective Amendment No. 15 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As attorney to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 16 to Registration Statement No. 333-112626, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/    JAMES M. RODOLAKIS

James M. Rodolakis

Vice President and

Senior Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on November 23, 2009.

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

STUART H. REESE* Stuart H. Reese	Director and Chief Executive Officer (principal executive officer)	November 23, 2009

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (principal financial officer)	November 23, 2009

NORMAN A. SMITH* Norman A. Smith	Controller (principal accounting officer)	November 23, 2009

THOMAS C. BARRY* Thomas C. Barry	Director	November 23, 2009

Director
Cathy E. Minehan

KATHLEEN A. CORBET* Kathleen Corbet	Director	November 23, 2009

ROGER W. CRANDALL* Roger W. Crandall	Director	November 23, 2009

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	November 23, 2009

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	November 23, 2009

WILLIAM B. ELLIS* William B. Ellis	Director	November 23, 2009

ROBERT ESSNER* Robert Essner	Director	November 23, 2009

ROBERT M. FUREK* Robert M. Furek	Director	November 23, 2009

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	November 23, 2009

JOHN F. MAYPOLE* John F. Maypole	Director	November 23, 2009

MARC RACICOT* Marc Racicot	Director	November 23, 2009

WILLIAM T. SPITZ* William T. Spitz	Director	November 23, 2009

/S/ JOHN E. DEITELBAUM		November 23, 2009
John E. Deitelbaum
*As Attorney-in-Fact Pursuant to Power of Attorney

Signed By a Majority of Directors